Schedule of material subsidiaries (Details)	9 Months Ended
May 31, 2022
Frankly Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Frankly Inc.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
UMG Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	UMG Media Ltd.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
Stream Hatchet SL [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Stream Hatchet S.L.
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Euro
Side Qik Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	SideQik, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar
Win View Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	WinView, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar